FEDERATED CORE TRUST III

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 7, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:  Federated Core Trust III (the “Trust”)

     Federated Project and Trade Finance Core Fund (the “Fund”)

     1940 Act File No. 811-22217

Dear Sir or Madam:

Pursuant to the Investment Company Act of 1940 and Rule 8(b)-16 thereunder, Amendment No. 19 to the Registration Statement of the above referenced Trust is hereby electronically transmitted.

Beneficial interests in the series of the Trust are not registered under the Securities Act of 1933 (the “1933 Act”) and are issued in reliance on Section 4(a)(2) of the 1933 Act and Regulation D (including, without limitation, Rule 506(c)) thereunder. Investments in the Trust’s series may only be made by investment companies, insurance company accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act.

The disclosure in the Registration Statement provided in this filing has been revised to reflect a change in the investment advisory fees sections of the Private Offering Memorandum and Statement of Additional Information.

If you have any questions on the enclosed material, please contact me at (724) 720-8840.

Very truly yours,

/s/ Leslie C. Petrone

Leslie C. Petrone

Senior Manager

Enclosures